Derivative Financial Instruments (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Derivative [Line Items]
Net realized gains/(losses)	$ (3.2)	$ (2.9)
Change in net unrealized gains/(losses)	$ (1.3)	$ 0.9
Derivative, Gain (Loss), Statement of Income or Comprehensive Income [Extensible Enumeration]	Net realized and unrealized investment gains (losses)	Net realized and unrealized investment gains (losses)
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	$ 0.0	$ 0.0
Change in net unrealized gains/(losses)	0.0	0.0
Total fixed income derivatives
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0
Change in net unrealized gains/(losses)	0.0	0.0
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(3.2)	(2.9)
Change in net unrealized gains/(losses)	$ (1.3)	$ 0.9